Derivative Instruments (Offsetting Derivative Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 2,586,512	$ 7,655,382
Gross amounts offset in the Statement of Financial Condition	(1,489,040)	(3,845,955)
Net amounts of assets presented in the Statement of Financial Condition	1,097,472	3,809,427
Financial Instruments
Collateral Received	(1,097,472)	(3,227,734)
Net Amount		$ 581,693
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty C [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	$ 375,182	$ 1,353,295
Financial Instruments
Collateral Received	(375,182)	(1,353,295)
Net Amount
Counterparty G [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition		581,693
Financial Instruments
Net Amount		581,693
Counterparty I [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	312,688	642,045
Financial Instruments
Collateral Received	(312,688)	(642,045)
Net Amount
Counterparty J [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	409,602	1,232,394
Financial Instruments
Collateral Received	(409,602)	(1,232,394)
Net Amount
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		5,952,902
Gross amounts offset in the Statement of Financial Condition		(2,725,168)
Net amounts of assets presented in the Statement of Financial Condition		3,227,734
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	719,162	1,839,982
Gross amounts offset in the Statement of Financial Condition	(343,980)	(486,687)
Net amounts of assets presented in the Statement of Financial Condition	375,182	1,353,295
Futures Contracts [Member] | Counterparty I [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,247,715	2,527,506
Gross amounts offset in the Statement of Financial Condition	(935,027)	(1,885,461)
Net amounts of assets presented in the Statement of Financial Condition	312,688	642,045
Futures Contracts [Member] | Counterparty J [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	619,635	1,585,414
Gross amounts offset in the Statement of Financial Condition	(210,033)	(353,020)
Net amounts of assets presented in the Statement of Financial Condition	$ 409,602	1,232,394
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		1,702,480
Gross amounts offset in the Statement of Financial Condition		(1,120,787)
Net amounts of assets presented in the Statement of Financial Condition		$ 581,693